FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF REPORTING PERIOD:                               MARCH 31, 2005



           COMMON STOCK - 80.02%
           Air Transport Industry -- 2.49%
     1,700 Fedex Corporation.............................. $  159,715.00

           Bank Industry -- 3.45%
     3,000 Bank of New York Company Incorporated...........    87,150.00
     2,983 Citigroup Incorporated.........................    134,056.02
                                                            ------------
                                                              221,206.02

           Biotechnology Research & Development Industry -- 0.35%
     1,500 Biovail Corporation.............................    22,620.00

           Chemical (Basic) Industry -- 1.36%
     1,700 Du Pont.........................................    87,108.00

           Chemical (Specialty) Industry -- 3.29%
     4,400 Praxair Incorporated...........................    210,584.00

           Computer & Peripherals Industry -- 0.56%
     2,900 EMC Corporation/Mass............................    35,728.00

           Computer Networks Industry -- 1.30%
     3,000 Network Appliance Incorporated..................    82,980.00

           Computer Software & Services Industry --
           3.63%
     2,000 Automatic Data Processing Incorporated..........    89,900.00
     1,200 Computer Sciences Corporation...................    55,020.00
     7,000 Oracle Corporation..............................    87,360.00
                                                            ------------
                                                              232,280.00

           Diversified Company Industry -- 3.78%
        66 Berkshire Hathaway Incorporated Class B........    188,496.00
     1,000 Danaher Corporation.............................    53,410.00
                                                            ------------
                                                              241,906.00

           Drug Industry -- 4.44%
     1,500 Amgen Incorporated..............................    87,315.00
     7,500 Pfizer Incorporated............................    197,025.00
                                                            ------------
                                                              284,340.00

           Electrical Equipment Industry -- 7.99%
     4,000 Emerson Electric Company.......................    259,720.00
     7,000 General Electric Company.......................    252,420.00
                                                            ------------
                                                              512,140.00

           Electronics Industry -- 2.34%
     2,800 Canon Incorporated ADR.........................    150,080.00

           Entertainment Industry -- 0.82%
     3,000 Time Warner Incorporated........................    52,650.00

           Food Processing Industry -- 1.95%
     4,168 Tootsie Roll Industries Incorporated...........    125,052.30

           Food Services Industry -- 0.73%
     5,620 Koninklijke Ahold ADR...........................    46,758.40

           Food Wholesalers Industry -- 4.7%
     8,000 Sysco Corporation..............................    286,400.00

           Household Products Industry -- 3.31%
     4,000 Procter & Gamble Company.......................    212,000.00

           Insurance (Diversified) Industry -- 3.03%
     3,500 American International Group...................    193,935.00

           Insurance (Life) Industry -- 2.04%
     3,500 AFLAC Incorporated.............................    130,410.00

           Investment Company (Biotech) Industry --
           3.08%
     1,400 Biotech Holders Trust..........................    197,106.00

           Management Services Industry -- 0.93%
     1,300 KLA-Tencor Corporation..........................    59,813.00

           Medical Supplies Industry -- 7.12%
     3,200 Abbott Laboratories............................    149,184.00
     1,100 Bard C R Inc....................................    74,888.00
     5,200 Stryker Corporation............................    231,972.00
                                                            ------------
                                                              456,044.00

           Newspaper Industry -- 1.28%
     2,250 New York Times Company Class A..................    82,305.00

           Office Equipment & Supplies Industry -- 2.72%
     5,550 Staples Incorporated...........................    174,436.50

           Pharmaceutical Research and Development
           Industry -- 0.16%
       320 Hospira Incorporated............................    10,326.40

           Retail Building Supply Industry -- 3.25%
     5,450 Home Depot Incorporated........................    208,408.00

           Retail Store Industry -- 4.88%
     6,250 Dollar General.................................    136,937.50
     3,500 Wal-Mart Stores Incorporated...................    175,385.00
                                                           -------------
                                                              312,322.50

           Semiconductor Industry -- 1.45%
     4,000 Intel Corporation...............................    92,920.00

           Telecommunication Equipment Industry -- 2.11%
     2,057 Agilent Technologies Incorporated...............    45,665.40
     5,000 Cisco Systems Incorporated......................    89,450.00
                                                            ------------
                                                              135,115.40

           Telecommunication Services Industry -- 1.72%
     3,000 Qualcomm Incorporated..........................    109,890.00



           U.S. TREASURY BILLS -- 19.24%
 1,240,000 U.S. Treasury Bill due 5/19/05................   1,232,802.29


           CASH, RECEIVABLES & LIABILITIES -- 0.74%
           Cash & Other Assets Less Liabilities............    47,108.44


           TOTAL PORTFOLIO.................................$6,406,490.25

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.